Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail) - Valuation technique unobservable parameters (Level 3) € in Millions		12 Months Ended
		Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)
Assets [Member]
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		€ 79		€ 294
Mortgage and other asset-backed securities		714		1,071
Total mortgage- and other asset-backed securities		793		1,365
Debt securites and other debt obligations		3,870		3,626
Debt securities and other debt obligations, held for trading		3,559		3,373
Corporate, sovereign and other debt securities (held for trading)		3,559		3,373
Debt securities and other debt obligations, available for sale		267		253
Debt securities and other debt obligations, designated at fair value		44		0
Equity securities		913		937
Equity securities, held for trading		282		274
Equity securities, available for sale		480		633
Equity securities, designated at fair value		151		30
Loans		7,397		7,571
Loans, held for trading		4,376		4,105
Loans, Designated at fair value		338		980
Loans, Available-for-sale		2,684		2,486
Loan commitments (financial instruments)		0		0
Other financial instruments		1,710	[1]	2,974	[2]
Total non-derivative financial instruments held at fair value		14,683		16,474
Market values from derivative financial instruments:
Interest rates derivates		4,466		5,587
Credit derivates		630		829
Equity derivates		728		1,142
FX derivates		1,113		1,654
Other derivates		402		586
Total market values from derivative financial instruments		7,340		9,798
Liabilities [Member]
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		0		0
Mortgage and other asset-backed securities		0		0
Total mortgage- and other asset-backed securities		0		0
Debt securites and other debt obligations		1,307		1,757
Debt securities and other debt obligations, held for trading		2		52
Debt securities and other debt obligations, designated at fair value		1,305		1,705
Equity securities		0		0
Equity securities, held for trading		0		0
Loans		0		0
Loans, held for trading		0		0
Loan commitments (financial instruments)		8		40
Other financial instruments		131	[3]	485	[4]
Total non-derivative financial instruments held at fair value		1,446		2,282
Market values from derivative financial instruments:
Interest rates derivates		2,250		3,446
Credit derivates		909		1,126
Equity derivates		1,347		2,098
FX derivates		1,058		1,780
Other derivates	[5]	129		(441)
Total market values from derivative financial instruments		€ 5,693		€ 8,008
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member]
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities, Price based valuation, Price	[6]	0.00%		0.00%
Commercial mortgage-backed securities, Discounted cash flow valuation, Credit spread (bps)	[6]	136		119
Mortgage and other asset-backed securities, Price based valuation, Price	[6]	0.00%		0.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Credit spread (bps)	[6]	12		105.11
Mortgage and other asset-backed securities, Discounted cash flow valuation, Recovery rate	[6]	0.00%		0.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant default rate	[6]	0.00%		0.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant prepayment rate	[6]	0.00%		0.00%
Debt securites and other debt obligations, Price based valuation, Price	[6]	0.00%		0.00%
Held for trading, Discounted cash flow valuation, Credit spread (bps)	[6]	34.33		26.45
Equity securities, Market approach valuation, Price per net asset value	[6]	60.00%		60.00%
Held for trading, Market approach valuation, Enterprise value / EBITDA (multiple)	[6]	€ 1		€ 1
Equity securities, available-for-sale, Discounted cash flow valuation, Weighted average cost capital	[6]	8.00%		8.00%
Loans, Priced based valuation, Price	[6]	0.00%		0.00%
Loans, held for trading, Discounted cash flow valuation, Credit spread (bps)	[6]	190		180
Loans, Available-for-sale, Discounted cash flow valuation, Recovery rate	[6]	40.00%		25.00%
Loan Commitments, Discounted cash flow valuation, Credit spread (bps)	[6]	5		0
Loan Commitments, Discounted cash flow valuation, Recovery rate	[6]	37.00%		30.00%
Loan Commitment, Loan Pricing Model Valuation, Utilization	[6]	0.00%		0.00%
Other financial instruments, Discounted cash flow valuation, IRR	[6]	1.00%		3.00%
Other financial instruments, Discounted cash flow valuation, Repo rate (bps)	[6]	224		178
Market values from derivative financial instruments:
Interest rate derivates, Discounted cash flow valuation, Swap rate (bps)	[6]	(72)		(0.01)
Interest rate derivates, Discounted cash flow valuation, Inflation swap rate	[6]	(3.00%)		(1.00%)
Interest rate derivates, Discounted cash flow valuation, Constant default rate	[6]	0.00%		0.00%
Interest rate derivatives, Discounted cash flow valuation, Constant prepayment rate	[6]	2.00%		0.00%
Interest rate derivates, Option pricing model valuation, Inflation volatility	[6]	0.00%		0.00%
Interest rate derivates, Option pricing model valuation, Interest rate volatility	[6]	0.00%		0.00%
Interest rate derivates, Option pricing model valuation, IR - IR correlation	[6]	(25.00%)		(12.00%)
Interest rate derivates, Option pricing model valuation, Hybrid correlation	[6]	(85.00%)		(50.00%)
Credit derivates, Discounted cash flow valuation, Credit spread (bps)	[6]	0		0.12
Credit derivates, Discounted cash flow valuation, Recovery rate	[6]	0.00%		0.00%
Credit derivates, Correlation pricing model valuation, Credit correlation	[6]	37.00%		13.00%
Equity derivates, Option pricing model valuation, Stock volatility	[6]	6.00%		10.00%
Equity derivates, Option pricing model valuation, Index volatility	[6]	7.00%		10.00%
Equity derivates, Option pricing model valuation, Stock - stock correlation	[6]	2.00%		8.00%
Equity derivates, Option pricing model valuation, Stock forwards	[6]	0.00%		0.00%
Equity derivates, Option pricing model valuation, Index forwards	[6]	0.00%		0.00%
FX derivates, Option pricing model valuation, Volatilty	[6]	(6.00%)		(8.00%)
Other derivates, Option pricing model valuation, Index volatilty	[6]	0.00%		5.00%
Other derivates, Option pricing model valuation, Commodity correlation	[6]	10.00%		(21.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member]
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities, Price based valuation, Price		102.00%		103.00%
Commercial mortgage-backed securities, Discounted cash flow valuation, Credit spread (bps)		2,217		2,000
Mortgage and other asset-backed securities, Price based valuation, Price		102.00%		110.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Credit spread (bps)		2,000		2,000
Mortgage and other asset-backed securities, Discounted cash flow valuation, Recovery rate		90.00%		100.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant default rate		25.00%		18.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant prepayment rate		29.00%		29.00%
Debt securites and other debt obligations, Price based valuation, Price		176.00%		169.00%
Held for trading, Discounted cash flow valuation, Credit spread (bps)		499.6		881.61
Equity securities, Market approach valuation, Price per net asset value		100.00%		100.00%
Held for trading, Market approach valuation, Enterprise value / EBITDA (multiple)		€ 14		€ 12
Equity securities, available-for-sale, Discounted cash flow valuation, Weighted average cost capital		20.00%		22.00%
Loans, Priced based valuation, Price		161.00%		180.00%
Loans, held for trading, Discounted cash flow valuation, Credit spread (bps)		1,578		4,612
Loans, Available-for-sale, Discounted cash flow valuation, Recovery rate		40.00%		80.00%
Loan Commitments, Discounted cash flow valuation, Credit spread (bps)		261		481
Loan Commitments, Discounted cash flow valuation, Recovery rate		75.00%		99.00%
Loan Commitment, Loan Pricing Model Valuation, Utilization		100.00%		100.00%
Other financial instruments, Discounted cash flow valuation, IRR		24.00%		24.00%
Other financial instruments, Discounted cash flow valuation, Repo rate (bps)		254		214
Market values from derivative financial instruments:
Interest rate derivates, Discounted cash flow valuation, Swap rate (bps)		1,036		2,309
Interest rate derivates, Discounted cash flow valuation, Inflation swap rate		11.00%		16.00%
Interest rate derivates, Discounted cash flow valuation, Constant default rate		16.00%		15.00%
Interest rate derivatives, Discounted cash flow valuation, Constant prepayment rate		38.00%		19.00%
Interest rate derivates, Option pricing model valuation, Inflation volatility		5.00%		5.00%
Interest rate derivates, Option pricing model valuation, Interest rate volatility		103.00%		123.00%
Interest rate derivates, Option pricing model valuation, IR - IR correlation		100.00%		99.00%
Interest rate derivates, Option pricing model valuation, Hybrid correlation		90.00%		93.00%
Credit derivates, Discounted cash flow valuation, Credit spread (bps)		17,956.66		8,427
Credit derivates, Discounted cash flow valuation, Recovery rate		94.00%		100.00%
Credit derivates, Correlation pricing model valuation, Credit correlation		90.00%		85.00%
Equity derivates, Option pricing model valuation, Stock volatility		90.00%		67.00%
Equity derivates, Option pricing model valuation, Index volatility		53.00%		44.00%
Equity derivates, Option pricing model valuation, Stock - stock correlation		93.00%		88.00%
Equity derivates, Option pricing model valuation, Stock forwards		7.00%		8.00%
Equity derivates, Option pricing model valuation, Index forwards		95.00%		20.00%
FX derivates, Option pricing model valuation, Volatilty		31.00%		39.00%
Other derivates, Option pricing model valuation, Index volatilty		79.00%		110.00%
Other derivates, Option pricing model valuation, Commodity correlation		75.00%		85.00%

[1]	Other financial assets include 34million of other trading assets, 956million of other financial assets designated at fair value and 674million other financial assets available for sale.
[2]	Other financial assets include 1.6billion of other trading assets, 592million of other financial assets designated at fair value and 780million other financial assets available for sale.
[3]	Other financial liabilities include 131million of securities sold under repurchase agreements designated at fair value.
[4]	Other financial liabilities include 444million of securities sold under repurchase agreements designated at fair value and 41million of other financial liabilities designated at fair value.
[5]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.
[6]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.